CONDENSED CONSOLIDATED STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT - USD ($) $ in Thousands	Convertible Preferred Stock	Common Stock	Additional Paid-in Capital	Subscription Receivables	Accumulated Deficit	Treasury Stock	Non-controlling Interest	Total
Temporary equity balance at the beginning (in shares) at Dec. 31, 2021	21,257,708
Temporary equity balance at the beginning at Dec. 31, 2021	$ 137,949
Balance at the beginning (in shares) at Dec. 31, 2021		138,848,177				(22,821)
Balance at the beginning at Dec. 31, 2021		$ 14	$ 187,348		$ (422,283)	$ (23)	$ 11,120	$ (223,824)
Net loss					(52,556)			(52,556)
Stock-based compensation expense							5,967	$ 5,967
Temporary equity balance at the end (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the end at Dec. 31, 2022	$ 137,949
Balance at the ending (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Balance at the ending at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Net loss					(17,639)			(17,639)
Stock-based compensation expense							1,360	1,360
Temporary equity balance at the end (in shares) at Mar. 31, 2023	21,257,708
Temporary equity balance at the end at Mar. 31, 2023	$ 137,949
Balance at the ending (in shares) at Mar. 31, 2023		138,848,177				(22,821)
Balance at the ending at Mar. 31, 2023		$ 14	187,348		(492,478)	$ (23)	18,447	$ (286,692)
Financial Designation, Predecessor and Successor [Fixed List]								Predecessor
Temporary equity balance at the beginning (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2022	$ 137,949
Balance at the beginning (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Balance at the beginning at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Net loss					(60,678)			(60,678)
Stock-based compensation expense							3,235	3,235
Debt extinguishment due to warrant modification			17,036					17,036
Temporary equity balance at the end (in shares) at Jul. 21, 2023	21,257,708
Temporary equity balance at the end at Jul. 21, 2023	$ 137,949
Balance at the ending (in shares) at Jul. 21, 2023		138,848,177				(22,821)
Balance at the ending at Jul. 21, 2023		$ 14	204,384		(535,517)	$ (23)	20,322	$ (310,820)
Temporary equity balance at the beginning (in shares) at Dec. 31, 2022	21,257,708							21,257,708
Temporary equity balance at the beginning at Dec. 31, 2022	$ 137,949
Balance at the beginning (in shares) at Dec. 31, 2022		138,848,177				(22,821)
Balance at the beginning at Dec. 31, 2022		$ 14	187,348		(474,839)	$ (23)	17,087	$ (270,413)
Balance at the ending (in shares) at Dec. 31, 2023		37,159,600
Balance at the ending at Dec. 31, 2023		$ 4	381,264	$ (60,710)	(473,602)			$ (153,044)
Financial Designation, Predecessor and Successor [Fixed List]								Successor
Temporary equity balance at the beginning (in shares) at Jul. 21, 2023	21,257,708
Temporary equity balance at the beginning at Jul. 21, 2023	$ 137,949
Balance at the beginning (in shares) at Jul. 21, 2023		138,848,177				(22,821)
Balance at the beginning at Jul. 21, 2023		$ 14	204,384		(535,517)	$ (23)	$ 20,322	$ (310,820)
Net loss								(323,954)
Balance at the ending (in shares) at Dec. 31, 2023		37,159,600
Balance at the ending at Dec. 31, 2023		$ 4	381,264	(60,710)	(473,602)			$ (153,044)
Financial Designation, Predecessor and Successor [Fixed List]								Successor
Balance at the beginning (in shares) at Jul. 22, 2023		37,159,600
Balance at the beginning at Jul. 22, 2023		$ 4	377,498	(60,710)	(149,648)			$ 167,144
Net loss					(323,954)			(323,954)
Stock-based compensation expense			3,766					3,766
Balance at the ending (in shares) at Dec. 31, 2023		37,159,600
Balance at the ending at Dec. 31, 2023		$ 4	381,264	(60,710)	(473,602)			(153,044)
Net loss					(118,018)			(118,018)
Termination of Forward Purchase Agreements				$ 60,710				$ 60,710
Issuance of shares related to cashless warrant exercises (in shares)		960,688						960,688
Issuance of shares related to cashless warrant exercises			10,350					$ 10,350
Stock-based compensation expense			1,621					1,621
Balance at the ending (in shares) at Mar. 31, 2024		38,120,288
Balance at the ending at Mar. 31, 2024		$ 4	$ 393,235		$ (591,620)			$ (198,381)
Financial Designation, Predecessor and Successor [Fixed List]								Successor